UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21869
                                                    ----------------------------

                         HIGHLAND CREDIT STRATEGIES FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               Two Galleria Tower
                           13455 Noel Road, Suite 800
                               DALLAS, TEXAS 75240
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           James D. Dondero, President
                         Highland Credit Strategies Fund
                               Two Galleria Tower
                           13455 Noel Road, Suite 800
                               DALLAS, TEXAS 75240
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (877) 665-1287
                                                          ---------------

                      Date of fiscal year end: DECEMBER 31
                                              ------------

                    Date of reporting period: MARCH 31, 2007
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

INVESTMENT PORTFOLIO (UNAUDITED)

MARCH 31, 2007                                   HIGHLAND CREDIT STRATEGIES FUND




 PRINCIPAL AMOUNT ($)                          VALUE ($)
 ---------------------                        ------------

SENIOR LOANS (A) - 91.4%

AEROSPACE - AEROSPACE/DEFENSE - 1.5%
   2,209,942   AWAS Capital, Inc.
                 Second Priority Term Loan,
                 11.38%, 03/15/13                 2,243,091
               IAP Worldwide Services, Inc.
                 First Lien Term Loan,
   2,000,000     12/30/12 (b)                     1,997,520
                 Second Lien Term Loan,
   2,000,000     10.91%, 06/30/13                 2,022,500
               TDS Investor Corp.
                 Dollar Term Loan, 8.37%,
   3,634,004     08/23/13                         3,668,382
                 Synthetic Letter of
     356,888     Credit, 8.37%, 08/23/13            359,640
                                            ---------------
                                                 10,291,133
                                            ---------------
AEROSPACE - AIRLINES - 2.4%
   9,652,860   Delta Airlines, Inc.
                 Term Loan Equipment Notes,
                 8.87%, 09/29/12                  9,664,925
   7,000,000   Northwest Airlines, Inc.
                 Term Loan DIP, 7.85%,
                 08/21/08                         7,031,710
                                            ---------------
                                                 16,696,635
                                            ---------------
AUTOMOBILE - 2.1%
  14,962,500   Ford Motor Co., Term Loan
                 8.36%, 12/15/13                 15,043,597
                                            ---------------
BROADCASTING - 2.7%
   9,138,204   Millennium Digital Media
                 Systems, LLC
                 Term Facility, 8.99%,
                 06/30/11 (c)                     9,154,171
   2,000,000   Persona Communications Corp.
                 Second Lien Term Loan,
                 11.37%, 04/12/14                 2,041,240
   1,947,381   Revolution Studios
                 Tranche B Term Loan,
                 9.07%, 12/21/14                  1,961,986
   6,000,000   Univision Communications Inc.
                 Second Lien Asset Sale
                 Bridge Loan, 02/12/09 (b)        6,024,360
                                            ---------------
                                                 19,181,757
                                            ---------------
CABLE - INTERNATIONAL CABLE - 0.2%
   1,105,000   San Juan Cable, LLC
                 Second Lien Term Loan,
                 10.85%, 10/31/13                 1,119,741
                                            ---------------
CABLE - US CABLE - 2.1%
      33,054   Century Cable Holdings LLC
                 Revolver, 10.32%, 03/31/09          32,062
   9,000,000   Cequel Communications, LLC
                 NC Term Facility, 10.32%,
                 10/30/07                         9,022,500
               WideOpenWest Finance LLC
                 First Lien Term Loan,
   2,400,000     7.61%, 05/01/13                  2,419,488

 PRINCIPAL AMOUNT ($)                          VALUE ($)
 ---------------------                        ------------

SENIOR LOANS (CONTINUED)

CABLE - US CABLE (CONTINUED)
                 Second Lien Term Loan,
   3,250,000     10.37%, 05/01/14                 3,332,615
                                            ---------------
                                                 14,806,665
                                            ---------------
CHEMICALS - COMMODITY & FERTILIZER - 0.2%
   1,694,444   Ferro Corp.
                 Term Loan, 8.07%, 06/06/12
                 (c)                              1,694,987
                                            ---------------
CHEMICALS - SPECIALTY CHEMICALS - 0.8%
   5,729,500   Solutia, Inc.
                 New Term Loan B DIP,
                 8.36%, 03/31/07                  5,795,733
                                            ---------------
CONSUMER DURABLES - 0.4%
   2,862,201   Rexair LLC
                 First Lien Term Loan,
                 9.61%, 06/30/10                  2,869,357
                                            ---------------
CONSUMER NON-DURABLES - 0.9%
   1,512,000   Camelbak Products LLC
                 First Lien Term Loan,
                 9.41%, 08/04/11                  1,498,770
   2,000,000   DS Waters of America, Inc.
                 Term Loan B, 7.86%,
                 10/27/12                         2,007,500
   1,000,000   GTM Holding, Inc.
                 First Lien Term Loan,
                 8.13%, 10/30/13                  1,007,500
   1,990,000   VNU Inc./Nielsen Finance LLC
                 Dollar Term Loan, 8.13%,
                 08/09/13                         2,011,054
                                            ---------------
                                                  6,524,824
                                            ---------------
DIVERSIFIED MEDIA - 3.4%
   3,000,000   Endurance Business Media, Inc.
                 Second Lien Term Loan,
                 12.57%, 01/24/14                 3,060,000
   3,000,000   Metro-Goldwyn-Mayer Holdings II, Inc.
                 Tranche B-1 Term Loan,
                 8.60%, 04/08/12                  3,001,170
  10,412,368   Metro-Goldwyn-Mayer Holdings
                 II, Inc./LOC Acquisition Co.
                 Tranche B Term Loan,
                 8.61%, 04/08/12                 10,419,970
     742,424   North American Membership
                 Group, Inc.
                 Revolver, 12.50%, 05/19/10         704,360
     500,000   Panavision, Inc.
                 Second Lien Term Loan,
                 12.38%, 03/30/12                   508,125
   5,000,000   Penton Media, Inc.
                 Second Lien Term Loan,
                 02/01/14 (b)                     5,075,000
   1,000,000   ProQuest-CSA LLC
                 Second Lien Term Loan,
                 11.09%, 02/09/15                 1,018,750
                                            ---------------
                                                 23,787,375
                                            ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.                                1

MARCH 31, 2007                                   HIGHLAND CREDIT STRATEGIES FUND

 PRINCIPAL AMOUNT ($)                          VALUE ($)
 ---------------------                        ------------

SENIOR LOANS (CONTINUED)

ENERGY - EXPLORATION & PRODUCTION - 4.3%
  11,950,050   ATP Oil & Gas Corp.
                 First Additional Term
                 Loan, 8.94%, 04/14/10           12,047,084
  17,750,000   Paramount Resources Ltd. (Canada)
                 Term Loan, 9.86%, 08/28/12      17,971,875
                                            ---------------
                                                 30,018,959
                                            ---------------
ENERGY - OTHER ENERGY - 1.2%
               Alon USA Energy, Inc.
                 Edington Facility, 7.57%,
     221,111     06/22/13                           222,632
                 Paramount Facility ,
   1,768,889     7.64%, 06/22/13                  1,781,059
   3,000,000   Endeavour International
                 Holding B.V.
                 Second Lien Term Loan,
                 12.37%, 11/01/11                 3,090,000
   3,000,000   Willbros USA, Inc.
                 Syndicate Term Loan,
                 5.25%, 10/27/09                  3,015,000
                                            ---------------
                                                  8,108,691
                                            ---------------
ENERGY - REFINING - 0.3%
   2,000,000   J Ray McDermott, SA
                 Synthetic Facility, 5.27%,
                 06/06/12                         2,020,000
                                            ---------------
FINANCIAL - 1.8%
     750,000   Arrowhead General Insurance
                 Agency, Inc.
                 Second Lien Term Loan,
                 12.60%, 02/08/13                   769,688
     994,987   Checksmart Financial Co.
                 First Lien Tranche B Term
                 Loan, 8.13%, 05/01/12              996,858
   2,000,000   Clarke American Corp.
                 Tranche B Term Loan,
                 03/09/14 (b)                     2,001,260
   5,000,000   Concord Re Ltd.
                 Term Loan, 9.61%, 02/29/12       5,056,250
     995,000   First American Payment
                 Systems, L.P.
                 Term Loan, 8.63%, 10/06/13       1,002,462
   1,492,237   Fleetcor Tech
                 Term Loan, 9.07%, 03/21/11       1,503,428
     992,500   Transfirst Holdings, Inc.
                 First Lien Term Loan,
                 7.85%, 08/15/12                    998,703
                                            ---------------
                                                 12,328,649
                                            ---------------
FOOD AND DRUG - 1.3%
   1,338,052   Duloxetine Royalty Sub
                 Term Loan, 9.86%, 10/18/13       1,348,087
   7,309,332   Jean Coutu Group, Inc.
                 Term Loan B, 7.88%,
                 07/30/11                         7,325,339




 PRINCIPAL AMOUNT ($)                          VALUE ($)
 ---------------------                        ------------

SENIOR LOANS (CONTINUED)

FOOD AND DRUG (CONTINUED)
     500,000   Sturm Foods, Inc.
                 Inital Term Loan 2nd Lien,
                 07/31/14                           501,565
                                            ---------------
                                                  9,174,991
                                            ---------------
FOOD/TOBACCO - BEVERAGES & BOTTLING - 0.3%
   1,990,000   PBM Holdings, Inc.
                 Term Loan, 8.07%, 09/29/12       2,004,925
                                            ---------------
FOOD/TOBACCO - RESTAURANTS - 0.8%
   3,307,595   Garden Fresh Restaurant Corp.
                 First Lien Term Loan B,
                 8.61%, 06/22/11                  3,324,133
   1,985,000   Restaurant Co., The
                 Term Loan, 8.12%, 05/03/13       2,002,369
                                            ---------------
                                                  5,326,502
                                            ---------------
FOREST PRODUCTS - 1.5%
  11,000,000   Verso Paper Financial
                 Holding LLC
                 Unsecured Loan, 11.57%,
                 02/01/13                        10,642,500
                                            ---------------
GAMING/LEISURE - GAMING - 1.6%
   5,972,822   Drake Hotel Acquisition
                 B Note 1, 8.22%, 04/01/07
                 (c)                              5,972,822
   5,000,000   Sabre Inc.
                 Initial Term Loan,
                 09/30/14 (b)                     4,993,750
                                            ---------------
                                                 10,966,572
                                            ---------------
GAMING/LEISURE - OTHER LEISURE - 1.6%
   3,980,000   Cedar Fair L.P.
                 US Term Loan, 7.32%, 08/30/12    4,020,039
     977,449   Kerasotes Showplace Theatres LLC
                 Term B1 Loan, 7.63%,
                 10/28/11                           980,909
   5,969,773   Kuilima Resort Co.
                 First Lien Term Loan,
                 8.10%, 09/30/10                  5,973,474
                                            ---------------
                                                 10,974,422
                                            ---------------
HEALTHCARE - ACUTE CARE - 7.7%
  12,506,406   Alliance Imaging, Inc.
                 Tranche C Term Loan,
                 7.88%, 12/29/11                 12,594,951
   1,466,250   ComPsych Investments Corp.
                 Term Loan, 8.11%, 04/11/12       1,477,247
               Cornerstone Healthcare Group
                 Holding, Inc.
                 Senior Subordinated
                 Unsecured Notes, 14.00%,
   3,015,000     07/15/12 (d)                     2,713,500
   9,000,000     Term Loan, 9.35%, 07/15/11       8,910,000
   1,000,000   Graceway Pharmaceuticals, LLC
                 Second Lien Term Loan,
                 12/29/12 (b)                     1,016,880

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.                                2

MARCH 31, 2007                                   HIGHLAND CREDIT STRATEGIES FUND

 PRINCIPAL AMOUNT ($)                          VALUE ($)
 ---------------------                        ------------

SENIOR LOANS (CONTINUED)

HEALTHCARE - ACUTE CARE (CONTINUED)
  12,967,500   HCA, Inc.
                 Tranche B Term Loan,
                 7.61%, 11/17/13                 13,107,290
   2,375,000   MultiPlan, Inc.
                 Term Loan C, 7.82%,
                 04/12/13                         2,395,045
               National Mentor Holdings, Inc.
                 Institutional Line of
                 Credit Facility, 4.83%,
     230,000     06/29/13                           230,718
                 Tranche B Term Loan,
   3,751,150     7.37%, 06/29/13                  3,771,106
               Sheridan Healthcare, Inc.
                 Delayed Draw Term Loan,
     293,040     10.25%, 11/09/11                   295,238
                 First Lien Term C Loan,
   1,696,960     8.36%, 11/09/11                  1,709,687
                 Second Lien Term Loan,
   1,500,000     12.36%, 11/09/12                 1,515,930
   4,500,000   Triumph Healthcare Second
                 Holdings LLC
                 Second Lien Term Loan,
                 13.36%, 07/28/14                 4,494,375
                                            ---------------
                                                 54,231,967
                                            ---------------
HEALTHCARE - ALTERNATE SITE SERVICES - 1.0%
  6,000,000    InSight Health Services Corp.
                 Tranche B Term Loan,
                 7.36%, 04/06/14                  6,052,500
     995,274   Renal Advantage Inc.
                 Tranche B Term Loan,
                 7.86%, 10/06/12                  1,005,226
                                            ---------------
                                                  7,057,726
                                            ---------------
HEALTHCARE - MEDICAL PRODUCTS - 3.6%
   9,927,127   CCS Medical, Inc.
                 First Lien Term Loan,
                 8.60%, 09/30/12                  9,896,949
   4,000,000   Golden Gate National Senior
                 Care LLC
                 Second Lien Term Loan,
                 13.12%, 09/14/11                 4,070,000
   6,965,000   HealthSouth Corp.
                 Term Loan B, 8.62%,
                 03/10/13                         7,014,869
               MMM Holding, Inc./NAMM
               Holdings, Inc./PHMC
                 NAMM New Term Loan, 7.62%,
       7,692     08/22/11                             7,423
                 NAMM Original Term Loan,
       1,601     7.62%, 08/22/11                      1,545
                 NAMM PHMC Acquistion Term
         155     Loan, 7.61%, 08/22/11                  149
                 PHMC Acquisition Term
       5,576     Loan, 7.61%, 08/10/11                5,381
               Warner Chilcott Co., Inc.
                 Dovonex Delayed Draw Term
   1,350,398     Loan, 01/18/12 (b)               1,357,123
                 Tranche B Acquisition Date
   2,129,686     Term Loan, 7.62%, 01/18/12       2,140,100

 PRINCIPAL AMOUNT ($)                          VALUE ($)
 ---------------------                        ------------

SENIOR LOANS (CONTINUED)

HEALTHCARE - MEDICAL PRODUCTS (CONTINUED)
     584,705   Warner Chilcott Corp.
                 Tranche C Acquisition Date
                 Term Loan, 7.61%, 01/18/12         586,716
                                            ---------------
                                                 25,080,255
                                            ---------------
HOUSING - BUILDING MATERIALS - 3.4%
   2,392,518   Atrium Cos., Inc.
                 Closing Date Term
                 Facility, 8.44%, 05/31/12        2,396,489
               Custom Building Products, Inc.
                 First Lien Term Loan,
   5,915,878     7.61%, 10/20/11                  5,934,336
                 Second Lien Term Loan,
   1,625,000     04/20/12 (b)                     1,626,008
               Macklowe/EOP NYC Portfolio Pool 1
   6,000,000     Mezzanine 2B, 02/01/08 (b)       6,015,000
   4,000,000     Mezzanine 3, 02/02/08 (b)        4,010,000
   3,980,000   Roofing Supply Group LLC
                 First Lien Term Loan,
                 8.61%, 08/31/13                  3,950,150
                                            ---------------
                                                 23,931,983
                                            ---------------
HOUSING - REAL ESTATE DEVELOPMENT - 6.0%
   1,213,715   DESA LLC
                 Term Loan, 13.00%,
                 11/26/11                         1,095,378
   4,000,000   Edge Star Partners, LLC
                 (Harmon Koval)
                 First Lien Term Loan,
                 9.36%, 05/21/07                  4,010,000
   1,488,722   Flag Luxury Properties
                 Holdings, LLC
                 First Lien Term Loan,
                 8.64%, 03/21/11                  1,479,417
               Ginn LA Conduit Lender, Inc.
                 First Lien Tranche A
                 Credit Linked Deposit,
   1,573,593     06/08/11 (b)                     1,536,866
                 First Lien Tranche B Term
   3,414,405     Loan, 06/08/11 (b)               3,326,176
     992,462   LBREP/L-Suncal Master I LLC
                 First Lien, 8.61%,
                 01/19/10                           981,297
  10,000,000   LNR Property Corp.
                 Initial Tranche B Term
                 Loan, 8.12%, 07/12/11           10,078,800
   2,500,000   November 2005 Land
                 Investors, LLC
                 Second Lien Term Loan,
                 12.50%, 04/24/12                 2,525,000
   7,500,000   Rubicon GSA II LLC
                 Term Loan, 8.09%, 08/30/08       7,500,000
               Westgate Investments LLC
                 Senior Secured Loan,
   7,391,901     13.00%, 07/15/10 (d)             7,687,577
                 Senior Unsecured  Loan,
   1,475,000     18.00%, 08/03/12                 1,534,000
                                            ---------------
                                                 41,754,511
                                            ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.                                3

MARCH 31, 2007                                   HIGHLAND CREDIT STRATEGIES FUND


 PRINCIPAL AMOUNT ($)                          VALUE ($)
 ---------------------                        ------------

SENIOR LOANS (CONTINUED)

INFORMATION TECHNOLOGY - 5.8%
   2,000,000   DTN, Inc.
                 First Lien Tranche C Term
                 Loan, 03/10/13 (b)               2,010,000
     575,000   GXS Worldwide, Inc.
                 First Lien Term Loan,
                 07/29/11 (b)                       583,625
               Infor Enterprise Solutions
               Holdings, Inc.
                 Delayed Draw Term Loan,
   2,736,000     9.12%, 07/28/12                  2,766,780
                 Initial US Term Facility,
   5,244,000     9.12%, 07/28/12                  5,279,397
                 Second Lien Term Loan US,
   7,000,000     11.57%, 03/02/14                 7,148,750
                 Stage One U.S. Bridge
   3,069,304     Facility, 10.27%, 07/29/13       3,069,304
   2,000,000   Metrologic Instruments, Inc.
                 Second Lien Term Loan,
                 11.82%, 12/21/13                 2,025,000
   8,000,000   NameMedia, Inc.
                 Term Loan, 11.37%,
                 08/31/08                         8,040,000
     997,500   Open Text Corp.
                 Term Loan, 7.86%, 10/02/13       1,004,981
   2,444,444   Secure Computing Corp.
                 Term Loan, 8.62%, 08/31/13       2,473,484
   2,500,000   Semiconductor Components
                 Industries, LLC
                 Term Loan, 7.06%, 09/06/13       2,516,650
   1,840,000   Serena Software, Inc.
                 Term Loan, 7.61%, 03/11/13       1,850,065
   2,000,000   Spansion LLC
                 Term Loan B, 8.53%,
                 11/01/12                         2,017,520
                                            ---------------
                                                 40,785,556
                                            ---------------
MANUFACTURING - 4.9%
   6,982,500   Acument Global Technologies, Inc.
                 Term Loan, 8.92%, 08/11/13       7,034,869
   2,985,000   CST Industries, Inc.
                 Term Loan, 8.12%, 08/09/13       2,979,179
     913,043   FR X Ohmstede Acquisitions
                 Co. Term B Loan, 8.38%,
                 08/09/13                           918,750
   3,000,000   Generac Acquisition Corp.
                 Second Lien Term Loan,
                 05/12/14 (b)                     3,007,500
   5,960,000   Global Petroleum, Inc.
                   Term Loan, 9.85%,
                 07/26/13                         6,004,700
               Matinvest 2 SAS
                 B-2 Facility, 7.90%,
   2,250,000     06/22/14                         2,273,895
                 C-2 Facility, 8.08%,
   2,250,000     06/22/15                         2,285,145
   1,011,458     Mezz A USD Facility,
                 13.54%, 06/22/16                 1,036,745
               Prysmian Power Cables &
               Systems, Inc.
                 B3b Term Loan, 7.88%,
   1,525,200     08/25/13                         1,532,826
                 C5b Term Loan, 8.38%,
     381,300     08/25/13                           385,113

 PRINCIPAL AMOUNT ($)                          VALUE ($)
 ---------------------                        ------------

SENIOR LOANS (CONTINUED)

MANUFACTURING (CONTINUED)
               Quantum Corp.
                 First Lien Term Loan,
   2,916,667     9.44%, 08/22/12                  2,934,896
                 Second Lien Term Loan,
   1,000,000     13.69%, 08/22/13                 1,007,500
   2,000,000   Ray Acquisition SCA
                 Term Loan B3-A US, 7.61%,
                 08/02/14                         2,006,880
   1,000,000   TFS Acquisition Corp.
                 Term Loan, 08/03/13 (b)          1,007,500
                                            ---------------
                                                 34,415,498
                                            ---------------
METALS/MINERALS - OTHER METALS/MINERALS - 2.1%
   1,326,316   Euramax International
                 Holdings B.V.
                  Second Lien European
                 Loan, 12.36%, 06/29/13           1,317,615
               Euramax International, Inc.
                 First Lien Domestic Term
   2,884,136     Loan, 7.88%, 06/29/12            2,877,647
                 Second Lien Domestic Term
   3,673,684     Loan, 12.36%, 06/29/13           3,649,585
   1,530,450   Oglebay Norton Co.
                 Tranche B Term Loan,
                 7.86%, 07/31/12                  1,545,754
   1,989,950   PinnOak Resources, LLC
                 Term Loan, 8.78%, 11/23/12       1,960,100
   1,736,875   United Central Industrial
                 Supply Co., L.L.C.
                 Term Loan, 8.32%, 03/31/12       1,744,483
   1,466,481   Universal Buildings
                 Products, Inc.
                 Term Loan, 8.86%, 04/28/12       1,459,149
                                            ---------------
                                                 14,554,333
                                            ---------------
RETAIL - 5.2%
   3,151,476   Blockbuster Entertainment Corp.
                 Tranche B Term Loan,
                 8.81%, 08/20/11                  3,184,189
  11,833,160   Burlington Coat Factory
                 Warehouse Corp.
                 Term Loan, 7.61%, 05/28/13      11,791,034
   2,985,019   CSK Auto, Inc.
                 Term Loan, 8.68%, 06/30/12       3,014,869
     994,565   Eddie Bauer, Inc.
                 Term Loan, 11.50%,
                 06/21/11                           997,360
   7,223,706   Home Interiors & Gifts, Inc.
                 Initial Term Loan, 10.46%,
                 03/31/11                         5,300,394
   4,028,354   Neiman Marcus Group, Inc.
                 Term Loan, 7.60%, 04/06/13       4,068,638
   1,985,000   Sports Authority, Inc., The
                 Term Loan B, 7.64%,
                 05/03/13                         1,993,377
   6,000,000   Toys "R" Us
                 Tranche B Term Loan,
                 9.62%, 07/19/12                  6,158,460
                                            ---------------
                                                 36,508,321
                                            ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.                                4

MARCH 31, 2007                                   HIGHLAND CREDIT STRATEGIES FUND

 PRINCIPAL AMOUNT ($)                          VALUE ($)
 ---------------------                        ------------

SENIOR LOANS (CONTINUED)

SERVICE - ENVIRONMENTAL SERVICES - 1.4%
     944,681   Alliance Laundry Systems LLC
                 Term Loan, 7.60%, 01/27/12         951,766
     997,475   LVI Services, Inc.
                 Tranche B Term Loan,
                 10.35%, 11/16/11                   985,420
   6,221,695   Safety-Kleen JPMP SK
                 Holdings Ltd.
                 GBP Term Loan B1, 7.88%,
                 08/02/13                         6,237,249
   1,627,119   Safety-Kleen Systems, Inc.
                 Synthetic Letter of
                 Credit, 7.88%, 08/02/13          1,631,187
                                            ---------------
                                                  9,805,622
                                            ---------------
SERVICE - OTHER SERVICES - 3.0%
   3,000,000   Cydcor, Inc.
                 Second Lien Term Loan,
                 11.82%, 02/05/14                 2,985,000
   3,000,000   Education Management LLC
                 Term Loan C, 7.38%,
                 06/01/13                         3,016,860
   2,000,000   Koosharem Corp.
                 Second Lien Term Loan,
                 15.75%, 06/30/13                 2,010,000
   9,000,000   NES Rentals Holdings, Inc.
                 Second Lien Permanent Term
                 Loan, 12.13%, 07/20/13           9,135,000
   1,458,815   Survey Sampling
                 International, LLC
                 Term Loan, 8.62%, 05/06/11
                 (b)                              1,466,108
   1,646,647   United Rentals, Inc.
                 Initial Term Loan, 7.32%,
                 02/14/11                         1,664,398
     745,000   Vanguard Car Rental USA
                 Holding, Inc.
                 Term Loan, 8.36%, 06/14/13         752,912
                                            ---------------
                                                 21,030,278
                                            ---------------
TELECOMMUNICATIONS - 3.6%
   4,047,369   American Messaging Services, Inc.
                 Senior Secured Note,
                 11.62%, 09/03/08                 4,077,724
     933,333   Madison River Capital
                 Term B-1, 7.61%, 07/29/12          935,900
   6,500,000   PaeTec Communications, Inc.
                 Initial Term LoanInitial
                 Term Loan, 8.82%, 02/28/13       6,589,375
               Sorenson Communications, Inc.
                 Second Lien Term Loan,
   5,000,000     12.37%, 02/16/14                 5,087,500
                 Tranche B Term Loan,
   5,957,049     8.36%, 08/16/13                  5,984,988
   1,237,500   Stratos Global Corp./Stratos
                 Funding LP
                 Term B Facility, 8.11%,
                 02/13/12                         1,246,781

 PRINCIPAL AMOUNT ($)                          VALUE ($)
 ---------------------                        ------------

SENIOR LOANS (CONTINUED)

TELECOMMUNICATIONS (CONTINUED)
     997,500   Time Warner Telecom Holdings
                 Inc. Term Loan B, 7.32%,
                 01/07/13                         1,003,944
                                            ---------------
                                                 24,926,212
                                            ---------------
TRANSPORTATION - AUTO - 3.4%
     310,307   Cooper-Standard Automotive
                 Canada Ltd.
                  Tranche B Term Loan,
                 7.88%, 12/23/11                    311,858
               Cooper-Standard Automotive, Inc.
                 Term Loan D, 7.88%,
     992,462     12/23/11                           997,425
                 Tranche C Term Loan,
      83,280     7.88%, 12/23/11                     83,696
   3,000,000   Dana Corp.
                 DIP Term Loan, 10.55%,
                 04/13/08                         3,004,680
   5,000,000   Delphi Corp.
                 Second Lien DIP Term Loan,
                 8.13%, 12/31/07                  5,025,550
     482,517   Environmental Systems
                 Products Holdings Inc.
                 Term Loan, 8.87%, 12/12/08         482,517
   3,459,900   Key Plastics LLC
                 Term Loan C, 11.59%,
                 06/29/11                         3,520,448
   4,970,000   Lear Corp.
                 First Lien Term Loan B,
                 7.87%, 04/25/12                  4,982,425
   5,360,471   Motor Coach Industries
                 International, Inc.
                 Second Lien Term Loan,
                 12/01/08 (b)                     5,786,856
                                            ---------------
                                                 24,195,455
                                            ---------------
TRANSPORTATION - LAND - 1.9%
   1,990,000   New Century Transportation,
                 Inc. Term Loan B, 8.59%,
                 08/14/12                         1,996,209
               SIRVA Worldwide, Inc.
   1,500,000     Revolver, 12/01/07 (b)           1,481,250
                 Tranche B Term Loan,
  10,147,900     11.60%, 12/01/10                10,001,973
                                            ---------------
                                                 13,479,432
                                            ---------------
UTILITIES - 6.0%
   5,000,000   ANP Funding I, LLC
                 Tranche A Term Loan,
                 8.86%, 07/29/10                  5,043,750
               Calpine Corp.
                 Second Lien Term Loan B,
   1,000,000     13.00%, 07/16/07                 1,121,000
                 Second Priority DIP Term
   1,000,000     Loan, 9.37%, 12/20/07            1,005,620
               Coleto Creek Power, LP
                 Second Lien Term Loan,
   4,975,000     9.37%, 06/28/13                  4,975,000
                 Synthetic Facility, 5.27%,
     382,166     06/28/13                           384,554
   5,589,745     Term Loan, 8.12%, 06/28/13       5,628,203

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.                                5

MARCH 31, 2007                                   HIGHLAND CREDIT STRATEGIES FUND

 PRINCIPAL AMOUNT ($)                          VALUE ($)
 ---------------------                        ------------

SENIOR LOANS (CONTINUED)

UTILITIES (CONTINUED)
               GBGH, LLC
                 First Lien Term Loan,
   5,000,000     10.86%, 08/07/13                 5,012,500
                 Second Lien Term Loan,
   5,000,000     7.86%, 08/07/14                  5,012,500
               Magnolia Energy LP
                 Additional PCLC Facility,
      30,043     12/14/11 (b)                        29,668
     465,044     Facility A, 12/14/11 (b)           459,230
   4,504,913     Facility B, 12/14/11 (b)         4,448,602
   1,000,000   NE Energy, Inc.
                 Second Lien Term Loan,
                 9.88%, 05/01/14                  1,015,620
               Reliant Energy, Inc.
                 New Term Loan, 7.70%,
     571,429     12/01/10                           576,480
                 Pre-Funded Letter of
     428,571     Credit, 5.19%, 12/01/10            432,321
               TECO Panda Generating Co. -
               Gila River Power L.P.
                 Tranche A Term Loan,
   1,284,151     06/01/12 (b)                     2,288,999
                 Tranche B Term Loan,
   1,235,472     06/01/20 (b)                     2,186,785
               TECO Panda Generating Co.-
               Union Power Partners, L.P.
                 Tranche A Term Loan,
     753,585     06/01/12 (b)                     1,343,265
                 Tranche B Term Loan,
     726,792     06/01/20 (b)                     1,295,508
                                            ---------------
                                                 42,259,605
                                            ---------------
WIRELESS - CELLULAR/PCS - 1.0%
   1,990,000   Cricket Communications, Inc.
                 Term B-1 Facility, 8.11%,
                 06/16/13 (b)                     2,008,666
   2,000,000   Insight Midwest Holdings, LLC
                 B Delayed Draw Term Loan,
                 7.61%, 04/06/14                  2,020,000
   3,000,000   Level 3 Financing, Inc.
                 New Term Loan, 7.57%,
                 03/13/14                         3,015,000
                                            ---------------
                                                  7,043,666
                                            ---------------

               Total Senior Loans
                 (Cost $631,705,129)            640,438,435
                                            ---------------
FOREIGN DENOMINATED SENIOR LOANS - 7.0%

CANADA - 0.9%

CAD
               Persona Communications Corp.
                 First Lien CDN
                 Delayed-Draw Term Loan,
   2,880,000     7.44%, 10/12/13                  2,530,750
                 First Lien CDN Tranche B
   3,695,455     Term Loan, 7.44%, 10/12/13       3,247,317
                 First Lien US Tranche B
     924,545     Term Loan, 7.44%, 10/12/13         812,428
                                            ---------------
                                                  6,590,495
                                            ---------------

 PRINCIPAL AMOUNT ($)                          VALUE ($)
 ---------------------                        ------------

FOREIGN DENOMINATED SENIOR LOANS (CONTINUED)

FRANCE- 2.8%

 EUR
               Ypso Holding SA
                 Eur B (Acq) 1 Facility,
   2,012,048     6.12%, 06/15/14                  2,685,034
                 Eur B (Acq) 2 Facility,
   3,282,814     6.12%, 06/15/14                  4,380,844
                 Eur B (Recap) 1 Facility,
   5,213,674     6.12%, 06/15/14                  6,969,679
                 Eur C (Acq), 6.61%,
   1,389,750     12/31/15                         1,882,045
                 Eur C (Recap), 6.61%,
   2,610,250     12/31/15                         3,512,647
                                            ---------------
                                                 19,430,249
                                            ---------------
NETHERLANDS  - 1.2%

EUR
               Amsterdamse Beheer- En
               Consultingmaatschappij B.V.
               Casema
                 Kabelcom B Term Loan,
   2,500,000     6.11%, 09/12/14                  3,373,401
                 Kabelcom C Term Loan,
   2,500,000     6.61%, 09/12/15                  3,379,857
                 Kabelcom D Term Loan (2nd
   1,500,000     Lien), 7.86%, 03/12/16           2,046,883
                                            ---------------
                                                  8,800,141
                                            ---------------
UNITED KINGDOM - 2.1%

GBP

     250,000   Eggborough Power Ltd.
                 Term Loan, 7.00%, 03/31/22
                 (b)                              1,716,191
               Mobileserv Ltd.
                 Facility B , 7.65%,
   3,250,000     09/22/14                         6,388,383
                 Facility C, 8.15%,
   3,250,000     09/22/15                         6,403,810
                                            ---------------
                                                 14,508,384
                                            ---------------

               Total Foreign Denominated
                 Senior Loans
                 (Cost $47,306,585)              49,329,269
                                            ---------------
CORPORATE NOTES AND BONDS - 28.4%

AEROSPACE - AEROSPACE/DEFENSE - 0.4%
   5,000,000   Delta Airlines, Inc.
                 8.00%, 06/03/23                  2,812,500
                                            ---------------
AUTOMOTIVE - 0.3%
   2,400,000   Ford Motor Co.
                 9.98%, 02/15/47                  2,202,000
                                            ---------------
BROADCASTING - 0.9%
   6,000,000   Umbrella Acquisition
                 9.75%, 03/15/15 (e)              6,007,500
                                            ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.                                6

MARCH 31, 2007                                   HIGHLAND CREDIT STRATEGIES FUND

 PRINCIPAL AMOUNT ($)                          VALUE ($)
 ---------------------                        ------------

CORPORATE NOTES AND BONDS (CONTINUED)

CABLE - US CABLE - 2.0%
               CCH I Holdings LLC
   1,000,000     9.92%, 04/01/14                    895,000
   1,000,000     13.50%, 01/15/14                 1,015,000
               CCH I LLC
   5,500,000     11.00%, 10/01/15                 5,733,750
   2,500,000     11.75%, 05/15/14                 2,406,250
   1,000,000   CCO Holdings, LLC
                 8.75%, 11/15/13                  1,040,000
   2,000,000   Charter Communications Inc.
                 5.88%, 11/16/09                  2,722,500
                                            ---------------
                                                 13,812,500
                                            ---------------
CHEMICALS - SPECIALTY CHEMICALS - 1.8%
               Solutia Inc.
   8,000,000     10/15/27 (f)                     7,640,000
   5,500,000     10/15/37 (f)                     5,252,500
                                            ---------------
                                                 12,892,500
                                            ---------------
CONSUMER NON-DURABLES - 1.0%
               Ames True Temper, Inc.
   3,000,000     9.36%, 01/15/12 (g)              3,082,500
   1,500,000     10.00%, 07/15/12                 1,462,500
   1,100,000   Remington Arms Co., Inc.
                 10.50%, 02/01/11                 1,067,000
   1,875,000   Solo Cup Co.
                 8.50%, 02/15/14                  1,605,469
                                            ---------------
                                                  7,217,469
                                            ---------------
DIVERSIFIED MEDIA - 0.8%
   4,500,000   Network Communications, Inc.
                 10.75%, 12/01/13                 4,618,125
   1,000,000   PRIMEDIA, Inc.
                 10.74%, 05/15/10 (g)             1,040,000
                                            ---------------
                                                  5,658,125
                                            ---------------
ENERGY - EXPLORATION & PRODUCTION - 0.3%
   1,750,000   Opti Canada, Inc.
                 8.25%, 12/15/14 (e)              1,828,750
                                            ---------------
FINANCIAL - 0.3%
   2,000,000   Penhall International, Corp.
                 12.00%, 08/01/14 (e)             2,170,000
                                            ---------------
FOOD AND DRUG - 1.0%
     496,383   Cinacalcet Royalty Sub LLC
                 8.00%, 03/30/17 (h)                565,876
               Rite Aid Corp.
   2,500,000     7.50%, 03/01/17                  2,481,250
   4,000,000     8.63%, 03/01/15                  3,810,000
                                            ---------------
                                                  6,857,126
                                            ---------------

 PRINCIPAL AMOUNT ($)                          VALUE ($)
 ---------------------                        ------------

CORPORATE NOTES AND BONDS (CONTINUED)

FOOD/TOBACCO - 2.4%
               Chiquita Brands
               International, Inc.
   3,000,000     7.50%, 11/01/14                  2,718,750
   5,000,000     8.88%, 12/01/15                  4,725,000
  10,000,000   Swift & Co., PIK Holdco Notes
                 8.00%, 03/19/10 (h)              9,500,000
                                            ---------------
                                                 16,943,750
                                            ---------------
FOREST PRODUCTS - PAPER - 0.9%
   4,000,000   Graphic Packaging
                 International, Inc.
                 9.50%, 08/15/13                  4,275,000
   1,500,000   Impress Metal Packaging
                 Holdings B.V.
                 8.49%, 09/15/13 (g) (e)          1,545,000
     500,000   Newpage Corp.
                 12.00%, 05/01/13                   545,000
                                            ---------------
                                                  6,365,000
                                            ---------------
GAMING/LEISURE - OTHER LEISURE - 1.1%
   4,500,000   Six Flags, Inc.
                 8.88%, 02/01/10                  4,556,250
   3,000,000   Trump Entertainment Resorts
                 Holdings, LP
                 8.50%, 06/01/15                  3,045,000
                                            ---------------
                                                  7,601,250
                                            ---------------
HEALTHCARE - ACUTE CARE - 4.2%
  16,000,000   Argatroban Royalty Sub
                 LLC., 12.00%, 09/30/14 (h)      16,080,000
               HCA, Inc.
     800,000     6.30%, 10/01/12                    750,000
   3,000,000     8.36%, 04/15/24                  2,747,415
   9,000,000     9.63%, 11/15/16 (e)              9,742,500
                                            ---------------
                                                 29,319,915
                                            ---------------
HEALTHCARE - MEDICAL PRODUCTS - 0.8%
     250,000   Medquest, Inc., Series B
                 11.88%, 08/15/12                   228,750
   5,625,000   Rotech Healthcare, Inc.
                 9.50%, 04/01/12                  5,596,875
                                            ---------------
                                                  5,825,625
                                            ---------------
HOUSING - BUILDING MATERIALS - 0.1%
   1,000,000   Builders FirstSource, Inc.
                 9.61%, 02/15/12 (g)              1,020,000
                                            ---------------
INFORMATION TECHNOLOGY - 1.0%
   6,000,000   MagnaChip Semiconductor
                 8.60%, 12/15/11 (g)              5,175,000
   2,000,000   NXP BV/NXP Funding LLC
                 8.11%, 10/15/13 (g) (e)          2,067,500
                                            ---------------
                                                  7,242,500
                                            ---------------
MANUFACTURING - 0.2%
   1,000,000   Polypore, Inc.
                 8.75%, 05/15/12                  1,035,000
                                            ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.                                7

MARCH 31, 2007                                   HIGHLAND CREDIT STRATEGIES FUND

 PRINCIPAL AMOUNT ($)                          VALUE ($)
 ---------------------                        ------------

CORPORATE NOTES AND BONDS (CONTINUED)

RETAIL - 1.7%
   9,500,000   Blockbuster, Inc.
                 9.00%, 09/01/12                  9,642,500
   2,000,000   Gregg Appliances, Inc.
                 9.00%, 02/01/13                  2,110,000
                                            ---------------
                                                 11,752,500
                                            ---------------
SERVICE - OTHER SERVICES - 1.1%
   7,550,000   HydroChem Industrial
                 Services, Inc.
                 9.25%, 02/15/13 (e)              7,776,500
                                            ---------------
TELECOMMUNICATIONS - 1.6%
  12,000,000   Digicel Group, Ltd.
                 9.13%, 01/15/15 (e)             11,520,000
                                            ---------------
TRANSPORTATION - 1.5%
   5,000,000   American Tire Distributors
                 Holdings, Inc.
                 11.61%, 04/01/12 (g)             5,025,000
               Federal-Mogul Corp.
   1,000,000     07/01/06 (f)                       895,000
   5,000,000     01/15/09 (f)                     4,475,000
                                            ---------------
                                                 10,395,000
                                            ---------------
UTILITIES - 0.1%
   1,000,000   Enron Corp.
                 6.63%, 11/15/05 (f)                358,750
                                            ---------------
WIRELESS COMMUNICATIONS - 2.9%
     232,750   Clearwire Corp.
                 11.00%, 08/15/10 (e) (h)           240,896
               SunCom Wireless Holdings, Inc.
   5,000,000     8.50%, 06/01/13                  5,175,000
   1,550,000     8.75%, 11/15/11                  1,596,500
  13,035,000     9.38%, 02/01/11                 13,426,050
                                            ---------------
                                                 20,438,446
                                            ---------------

               Total Corporate Notes and
                 Bonds
                 (Cost $183,301,582)            199,052,706
                                            ---------------
TRADE CLAIMS - 0.3%
   3,750,000   Delta Airlines, Inc.
                 Trade Claim , 12/12/07 (b)       1,984,388
                                            ---------------

               Total Trade Claims
                 (Cost $2,428,125)                1,984,388
                                            ---------------
    SHARES
---------------

COMMON STOCKS - 7.2%
      33,333   Chesapeake Energy Corp.            1,029,323
   2,338,938   Delphi Corp.                       6,782,920
      28,534   Diamond Offshore Drilling          2,309,827
      16,800   Ferro Corp.                          363,048
      60,000   GlobalSantaFe Corp.                3,700,800
     563,258   Graphic Packaging Corp. (i)        2,669,843
     121,072   Gray Television, Inc., Class A     1,265,202
     357,343   GrayTelevision, Inc.               3,723,514

        SHARES                                 VALUE ($)
 ---------------------                        ------------

COMMON STOCKS (CONTINUED)
     225,000   ICO Global Communications
               Holding Ltd. (i)                     877,500
     100,067   Louisiana-Pacific Corp.            2,007,344
      44,493   Newpark Resources, Inc. (i)          313,676
      59,000   Noble Corp.                        4,642,120
      29,800   NRG Energy, Inc.                   2,146,792
     177,509   Owens Corning, Inc.                5,655,424
     136,990   Safety-Kleen Systems, Inc.         2,979,533
     317,535   United Rentals, Inc.               8,732,212
           8   Westgate Investments LLC                   0
      47,150   Williams Cos., Inc.                1,341,889
                                            ---------------

               Total Common Stocks
                 (Cost $48,470,025)              50,540,967
                                            ---------------
PURCHASED PUT OPTIONS - 0.0%
          74   Corus Bankshares, Inc. Swap
                 OTC Strike @ $17.50 Exp.
                 06/16/07
                 Broker: Susquehanna
                 International Group                 21,830
                                            ---------------

               Total Purchased Put Options
                 (Cost $20,081)                      21,830
                                            ---------------
WARRANTS - 0.0%
      20,000   Clearwire Corp., expires
                 08/15/10 (i) (h)                     7,500
       5,031   OpBiz LLC
                 08/31/10 (i)                             0
          10   OpBiz LLC
                 08/31/10 (i)                             0
                                            ---------------

               Total Warrants
                 (Cost $0)                            7,500
                                            ---------------


TOTAL INVESTMENTS - 134.3%                      941,375,095
                                            ---------------
    (cost of $913,231,527) (j)


OTHER ASSETS & LIABILITIES, NET - (34.3)%      (240,625,701)
                                            ---------------

NET ASSETS APPLICABLE TO COMMON
SHAREHOLDERS - 100.0%                           700,749,394
                                            ===============
 ---------------------
Investments sold short outstanding as of March 31, 2007:

Equity Securities                  Shares        Value
-------------------------------------------------------
Freemont General Corp.            105,835     $733,437
Imperial Sugar Co.                 76,995    2,581,642
Indymac Bancorp, Inc.              90,501    2,900,557
Superior Industries
International, Inc.               104,250    2,171,528
                                           ------------
Total Investments sold short
(Proceeds $7,338,464)                       $8,387,164
                                           ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.                                8

MARCH 31, 2007                                   HIGHLAND CREDIT STRATEGIES FUND

Forward foreign currency contracts outstanding as of March 31, 2007 were as follows:
                         Principal                    Net
 Contracts                 Amount                  Unrealized
 to Buy or               Covered by               Appreciation
  to Sell   Currency     Contracts     Expiration (Depreciation)
-----------------------------------------------------------------
   Sell        EUR       18,000,000      08/01/07   ($654,030)
   Sell        EUR       11,000,000      08/02/07    (388,328)
                                                 --------------
                                                  ($1,042,358)
                                                 --------------

(a) Senior loans in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. (Unless otherwise identified by footnote (d), all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at March 31, 2007. Senior loans, while exempt from registration under the Security Act of 1933 (the "1933 Act"), as amended, contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(b) All or a portion of this position has not settled. Contract rates do not take effect until settlement date.
(c) Senior Loan Notes have additional unfunded loan commitments. As of March 31, 2007, the Portfolio had unfunded loan commitments of $7,321,723, which could be extended at the option of the Borrower, pursuant to the following loan agreements
                                               UNFUNDED
BORROWER                                   LOAN COMMITMENT
--------------------------------------    -------------------
Drake Hotel Acquisition                $             968,250
Millennium Digital Media Systems, LLC              1,238,322
North American Membership Group, Inc.              2,715,151
Oglebay Norton Co.                                   400,000
Sorenson Communications, Inc.                      2,000,000
                                          -------------------
                                       $           7,321,723
                                          ===================

(d)   Fixed Rate Senior Loan.
(e) Security exempt from registration pursuant to Rule 144A under the 1933 Act. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At March 31, 2007, the value of these securities amounted to $42,898,646 or 6.1% of net assets. This security has been determined by the Adviser to be a liquid security.
(f) The issuer is in default of certain debt covenants. Income is not being accrued.
(g) Floating rate note. The interest rate shown reflects the rate in effect at March 31, 2007.
(h) Represents fair value as determined in good faith under the direction of the Board of Trustees.
(i)   Non-income producing security.
(j)   Cost for Federal income tax purposes is $913,231,527.
      Gross unrealized appreciation  $          31,737,087
      Gross unrealized depreciation             (3,593,519)
                                        -------------------
       Net unrealized appreciation   $          28,143,568
                                        ===================

DIP   Debtor in Possession
PIK   Payment in Kind

SECURITY VALUATION:
In computing the Fund's net assets attributable to Common Shares, securities with readily available market quotations use those quotations for valuation. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day will be valued by an independent pricing service. If securities do not have readily available market quotations or pricing service prices, including circumstances under which such are determined not to be accurate or current (including when events materially affect the value of securities occurring between the time when market price is deter-mined and calculation of the Fund's net asset value), such securities are valued at their fair value, as determined by Highland Capital Management, L.P. ("Highland" or the "Investment Adviser") in good faith in accordance with procedures approved by the Fund's Board of Trustees. In these cases, the Fund's net asset value will reflect the affected portfolio securities' value as determined in the judgment of the Board of Trustees or its designee instead of being deter-mined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security's most recent sale price and from the prices used by other investment companies to calculate their net asset values. There can be no assurance that the Fund's valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost. Repurchase agreements are valued at cost plus accrued interest. Foreign price quotations are converted to U.S. dollar equivalents using the 4 PM London Time Spot Rate.


For more information with regard to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.                                9

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) HIGHLAND CREDIT STRATEGIES FUND

By (Signature and Title)*  /S/ JAMES D. DONDERO
                         -------------------------------------------------------
                           James D. Dondero, Chief Executive Officer
                           (principal executive officer)

Date     MAY 15, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES D. DONDERO
                         -------------------------------------------------------
                           James D. Dondero, Chief Executive Officer
                           (principal executive officer)

Date     MAY 15, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ M. JASON BLACKBURN
                         -------------------------------------------------------
                           M. Jason Blackburn,  Chief Financial Officer
                           (principal financial officer)

Date     MAY 15, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.